Annual Operating Expenses {- Fidelity® Large Cap Core Enhanced Index Fund} - 08.31 Fidelity Enhanced Index Funds Combo PRO-15 - Fidelity® Large Cap Core Enhanced Index Fund - Fidelity Large Cap Core Enhanced Index Fund-Default
Mar. 18, 2022
Operating Expenses:
Management fee	0.39%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.39%